Long-term Debt - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Repayments of long-term debt	$ 2,402,000
Term Loan [Member]
Debt Instrument [Line Items]
Bank loan interest expense	362,365	$ 0
Repayments of long-term debt	2,402,000
Debt instrument, unused borrowing capacity, amount	$ 0
Weighted average debt interest rate	1.45%	0.00%